Financial Risk Management (Details Narrative)	12 Months Ended
	Dec. 31, 2018 USD ($) Period	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency exchange profit or loss | $	$ 62,000	$ 51,000	$ 13,000
NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk rate | Period	0.05